Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets on consolidated balance sheets
Trading account assets		¥ 37,598,099	¥ 36,759,812
Loans		98,440,989	97,694,674
Total assets		276,741,152	272,173,152	¥ 248,780,700
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		21,207,668	20,621,160
Total liabilities		266,191,227	261,741,965
Maximum exposure to loss		1,521,000	1,209,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		5,823,000	6,497,000
Mizuho Financial Group, Inc. | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		93,000	97,000
Investments		863,000	726,000
Loans		254,000	137,000
Total assets		1,210,000	960,000
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		3,000	3,000
Total liabilities		3,000	3,000
Maximum exposure to loss	[1]	¥ 1,521,000	¥ 1,209,000

[1]	Amounts include gains and losses on currency swaps.